Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory as of September 30, 2018 are payable as follows:

Year ended March 31,	(Unaudited)
2019	$70,595
2020	141,588
2021	35,588
$247,771

The total future minimum lease payments under the non-cancellable operating lease with respect to the office and the dormitory as of March 31, 2018 are payable as follows:

Year ended March 31,

2019	$140,442
2020	141,588
2021	35,588
$317,618